UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2012

Date of reporting period: May 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2012 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

THE COMMUNITY
REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(THE “FUND”)

ANNUAL REPORT 2012

May 31, 2012

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Reinvestment Act Qualified Investment Fund, I am pleased to present the Annual Report to Shareholders for the year ended May 31, 2012.

Once again, the CRA Qualified Investment Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund reached $4 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states — in cities, towns, and neighborhoods — that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

2	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

 TABLE OF CONTENTS

Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	39
Notice to Shareholders	40
Trustees and Officers	41
Approval of Advisory Agreement	44

3

Manager’s Discussion & Analysis

As 2012 reached its mid-point, the uncertain global economic outlook began to take its toll on the tenuous U.S. recovery. Confidence dwindled during the second calendar quarter given poor job growth statistics and the Federal Reserve’s (Fed) announced expansion of its “Operation Twist” program. In Europe, deteriorating conditions led to a bank bailout in Spain and political/economic uncertainty remained the norm in Greece even after recent elections.

Economic growth, as measured by the U.S. gross domestic product (GDP), increased at an annual rate over the past three calendar quarters (ending 3/31/12) by 1.9%, 3.0%, and 1.8%, respectively. The core Consumer Price Index, excluding Food and Energy, rose at a 2.3% annualized rate for the year ended May 31, 2012. The unemployment rate in the U.S. decreased to 8.2% in May 2012 compared to 9.1% in May 2011; however, jobless claims remain at an elevated level.

Interest rates declined across the yield curve through the fiscal year end. The yield on the two-year Treasury decreased from 0.47% to 0.26% while the yield on the ten-year Treasury decreased from 3.06% to a near-historically low level of 1.56%. For the twelve-month period ended May 31, 2012, the Fund’s CRA Share Class delivered a total return of 6.51%, the Institutional Share Class delivered a total return of 6.99% and the Retail Share Class delivered a total return of 6.62%. The Fund’s U.S. multifamily agency mortgage-backed securities and taxable municipal securities were the best performing sectors during this time period.

For the same period, the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, had a total return of 7.12%. U.S. Government securities were the best performing assets (as measured by the U.S. Government sector within the benchmark) followed closely by the U.S. credit sector. Mortgage-backed securities were the worst performing sector (as measured by the U.S. MBS sector).

Community Capital Management, Inc. continues to manage the duration of the Fund in a narrow (10%-20%) band around that of the Barclays U.S. Aggregate Bond Index. At the end of May 2012, the Fund’s duration was 4.43 versus the Index’s duration of 5.09.

As of June 30, 2012, CRA Share Class’ 1-year, 5-year, 10-year and since inception (August 30, 1999) returns were 6.66%, 5.62%, 4.75% and 5.28%, respectively. The total annual CRA Share Class operating expense is 0.94%. For the Institutional Share Class, the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 7.14%, 6.08%, 4.99% and 5.53%, respectively. For the Retail Share Class the 1-year, 5-year, 10-year and since inception (March 2, 2007) returns were 6.77%, 5.71%, 4.79% and 5.16%, respectively. Performance for the Institutional Share and Retail Share Classes for periods prior to March 2, 2007 is that of the CRA Share Class. Total annual Institutional Share Class and Retail Share Class operating expenses are 0.49% and 0.84%, respectively. Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

Duration is a measure of a bond’s interest rate sensitivity. It measures the expected change in value of a fixed income security that will result from a 1% change in interest rates. For example, a bond with a five (5) year duration means the bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 5%.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Fund Profile May 31, 2012 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2012	Five Years Ended May 31, 2012	Ten Years Ended May 31, 2012	Inception to Date
The Community Reinvestment Act Qualified Investment Fund—CRA Shares	6.51%	5.57%	4.87%	5.32%*
The Community Reinvestment Act Qualified Investment Fund—Institutional Shares	6.99%	6.03%	n/a	5.63%**
The Community Reinvestment Act Qualified Investment Fund—Retail Shares	6.62%	5.65%	n/a	5.26%**
Barclays Capital U.S. Aggregate Bond Index	7.12%	6.72%	5.72%	6.35%*

*	Commenced operations on August 30, 1999.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Barclays Capital U.S. Aggregate Bond Index (the “U.S. Aggregate Index”). The U.S. Aggregate Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†
The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2012 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

††
The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2012 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007.

5

Top Ten Holdings*
(% of Net Assets)

GNMA Single Family 4.500%, 08/20/41	2.26%
FNMA Single Family 5.000%, 07/01/40	1.88%
FNMA Single Family 6.000%, 09/01/38	1.55%
FNMA Single Family 4.500%, 08/01/40	1.54%
GNMA Single Family 5.000%, 06/20/40	1.05%
FNMA Multifamily 2.840%, 09/01/17	1.01%
FNMA Multifamily 2.770%, 11/01/17	1.00%
FNMA Single Family 5.500%, 11/01/38	0.98%
Utah Housing Corp., Ser B-1-CL 0.190%, 07/01/39	0.97%
FNMA Multifamily 2.690%, 10/01/18	0.93%
13.17%

Asset Allocation
(% of Net Assets)

Certificates of Deposit	0.11%
Corporate Bonds	0.52%
FGLMC Single Family	4.10%
FHA Project Loan	1.15%
FNMA Multifamily	27.51%
FNMA Single Family	14.92%
GNMA Multifamily	17.81%
GNMA Single Family	12.16%
HUD	0.99%
Miscellaneous Investments	0.32%
Money Market Fund	2.87%
Municipal Bonds	18.53%
Small Business Administration	2.37%
Small Business Administration Participation Certificate	0.02%
Liabilities in Excess of Other Assets	(3.38)%
100.00%

*	Excludes Short-Term Investments

6	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Expenses May 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2011 and held for the six-month period ended May 31, 2012.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 Through May 31, 2012
Actual	CRA Shares	$1,000.00	$1,029.80	$4.77
	Institutional Shares	1,000.00	1,032.10	2.49
	Retail Shares	1,000.00	1,030.30	4.26
Hypothetical	CRA Shares	$1,000.00	$1,020.30	$4.75
(5% return	Institutional Shares	1,000.00	1,022.55	2.48
before expenses)	Retail Shares	1,000.00	1,020.80	4.24

* Expenses are equal to the annualized expense ratios of 0.94% , 0.49% , and 0.84% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.98%, 3.21% and 3.03% for the period December 1, 2011 to May 31, 2012 for CRA Shares, Institutional Shares and Retail Shares, respectively.

7

Schedule of Investments May 31, 2012

	Principal Amount	Value
CORPORATE BONDS - 0.52%
Salvation Army
5.44%, 09/01/2015	$370,000	$415,284
5.50%, 09/01/2018	1,375,000	1,615,694
5.64%, 09/01/2026	4,400,000	5,024,184
TOTAL CORPORATE BONDS (Cost $6,127,372)		7,055,162

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 81.03%
FGLMC Single Family - 4.10%
Pool TBA, 3.50%, 06/01/2042	1,198,150	1,254,875
Pool Q04534, 3.50%, 11/01/2041	1,736,132	1,820,443
Pool Q04872, 3.50%, 11/01/2041	1,035,290	1,085,566
Pool Q05170, 3.50%, 12/01/2041	909,666	953,842
Pool Q05365, 3.50%, 01/01/2042	1,240,041	1,300,260
Pool Q06110, 3.50%, 02/01/2042	1,727,239	1,811,118
Pool Q06269, 3.50%, 02/01/2042	1,736,787	1,821,130
Pool Q06527, 3.50%, 03/01/2042	1,946,778	2,041,318
Pool Q06650, 3.50%, 03/01/2042	1,412,357	1,480,944
Pool Q06793, 3.50%, 03/01/2042	1,291,828	1,354,563
Pool Q07121, 3.50%, 04/01/2042	1,940,871	2,035,125
Pool Q07147, 3.50%, 04/01/2042	2,060,526	2,160,591
Pool Q07398, 3.50%, 04/01/2042	1,698,410	1,780,889
Pool Q07899, 3.50%, 05/01/2042	1,084,053	1,136,698
Pool Q08196, 3.50%, 05/01/2042	1,383,911	1,451,117
Pool A95574, 4.00%, 12/01/2040	933,487	1,002,487
Pool A97097, 4.00%, 02/01/2041	1,191,556	1,266,226
Pool A97712, 4.00%, 03/01/2041	807,811	870,046
Pool Q03658, 4.00%, 10/01/2041	1,119,162	1,189,996
Pool Q04226, 4.00%, 10/01/2041	1,006,433	1,070,131
Pool A91363, 4.50%, 03/01/2040	1,172,369	1,253,812
Pool A91756, 4.50%, 03/01/2040	844,515	916,642
Pool A92905, 4.50%, 06/01/2040	713,489	774,425
Pool A93467, 4.50%, 08/01/2040	511,807	555,518
Pool Q01597, 4.50%, 05/01/2041	1,075,949	1,152,375
Pool Q02377, 4.50%, 07/01/2041	685,360	746,957
Pool A68734, 5.00%, 07/01/2037	250,446	275,202
Pool A78734, 5.00%, 06/01/2038	905,167	974,978
Pool A91364, 5.00%, 03/01/2040	1,018,245	1,112,369
Pool A91757, 5.00%, 04/01/2040	938,768	1,011,757
Pool A92906, 5.00%, 07/01/2040	960,397	1,055,326
Pool A56707, 5.50%, 01/01/2037	277,763	302,342
Pool A58653, 5.50%, 03/01/2037	979,740	1,072,254
Pool A60749, 5.50%, 05/01/2037	182,846	199,393
Pool A68746, 5.50%, 10/01/2037	770,302	838,466
Pool A69361, 5.50%, 11/01/2037	300,253	329,731
Pool A76192, 5.50%, 04/01/2038	596,426	652,745
Pool A76444, 5.50%, 04/01/2038	796,980	875,225
Pool A78742, 5.50%, 06/01/2038	3,107,523	3,380,564
Pool A83074, 5.50%, 11/01/2038	459,158	504,237
Pool A84142, 5.50%, 01/01/2039	419,943	457,935
Pool G06072, 6.00%, 06/01/2038	3,389,649	3,740,442
Pool G06073, 6.50%, 10/01/2037	3,473,460	3,952,400
		55,022,460
FHA Project Loan - 1.15%
023-98141, 6.00%, 03/01/2047 (a)	3,126,094	3,248,146
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,878,667	6,053,963
FHA Ridge, 6.45%, 01/01/2036 (a)	278,703	281,476
Pool Canton, 6.49%, 06/01/2046 (a)	4,764,277	5,008,666
034-35272, 6.95%, 11/01/2025 (a)	345,308	346,412

The accompanying notes are an integral part of the financial statements.

8	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
034-35271, 6.95%, 11/01/2025 (a)	$348,406	$349,519
Reilly 130, 7.43%, 08/25/2021 (a)	169,936	169,941
		15,458,123
FNMA Multifamily - 27.51%
Pool 469177, 0.64%, 09/01/2018 (b)	6,881,257	6,970,509
Pool 469489, 0.93%, 11/01/2018 (b)	1,983,609	2,009,183
Pool TBA, 1.93%, 06/01/2017 (a)	3,500,000	3,577,266
Pool 471510, 2.29%, 06/01/2019	5,000,000	5,148,551
Pool 470149, 2.42%, 02/01/2019	5,000,000	5,199,732
Pool TBA, 2.43%, 06/01/2019 (a)	6,520,000	6,709,523
Pool 469632, 2.56%, 12/01/2018	3,873,973	4,056,715
Pool 469239, 2.69%, 10/01/2018	11,885,361	12,532,527
Pool 466487, 2.77%, 11/01/2017	12,656,980	13,395,317
Pool 468194, 2.80%, 06/01/2016	7,875,578	8,361,230
Pool 466009, 2.84%, 09/01/2017	12,829,873	13,617,279
Pool TBA, 2.88%, 06/01/2022 (a)	1,750,000	1,824,576
Pool 471334, 2.89%, 05/01/2022	5,000,000	5,228,880
Pool 471204, 2.90%, 05/01/2022	840,000	878,986
Pool TBA, 2.91%, 05/01/2022 (a)	8,000,000	8,363,624
Pool 471372, 2.96%, 05/01/2022	3,000,000	3,151,353
Pool 470164, 3.05%, 01/01/2022	8,256,421	8,738,802
Pool 470211, 3.06%, 12/01/2021	7,415,622	7,853,500
Pool 470863, 3.06%, 04/01/2022	1,498,053	1,585,935
Pool 470607, 3.08%, 03/01/2022	798,030	841,768
Pool 470619, 3.10%, 03/01/2022	1,755,770	1,856,472
Pool TBA, 3.12%, 08/01/2019 (a)	7,950,000	8,352,842
Pool 470756, 3.12%, 03/01/2022	3,492,749	3,570,421
Pool 471117, 3.12%, 05/01/2022	2,996,214	3,179,808
Pool 469907, 3.18%, 01/01/2022	7,891,070	8,415,391
Pool 469908, 3.18%, 01/01/2022	3,196,282	3,408,658
Pool 470035, 3.36%, 01/01/2022	3,333,895	3,555,428
Pool 470414, 3.37%, 01/01/2022	996,356	1,028,932
Pool 470257, 3.38%, 01/01/2022	1,003,303	1,084,156
Pool 469760, 3.42%, 12/01/2021	5,000,000	5,358,689
Pool 469683, 3.54%, 11/01/2021	5,956,456	6,504,859
Pool 469176, 3.62%, 09/01/2021	1,983,390	2,175,046
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,229,856
Pool 465007, 3.67%, 05/01/2016	5,450,000	5,585,595
Pool 469514, 3.67%, 11/01/2021	1,891,567	2,080,576
Pool 466856, 3.74%, 12/01/2020	2,500,000	2,756,898
Pool 466544, 3.79%, 11/01/2020	1,029,017	1,137,981
Pool 469075, 3.82%, 09/01/2021	742,905	837,145
Pool 469548, 3.90%, 11/01/2021	1,751,879	1,950,539
Pool 468980, 3.95%, 09/01/2021	792,785	885,116
Pool 468280, 3.97%, 06/01/2021	491,638	548,772
Pool 468263, 3.98%, 06/01/2021	6,792,647	7,590,697
Pool 468648, 4.00%, 07/01/2021	10,484,332	11,468,274
Pool 467985, 4.08%, 05/01/2018	1,878,104	2,089,411
Pool 465585, 4.10%, 07/01/2020	1,661,287	1,862,492
Pool 466934, 4.10%, 01/01/2021	1,185,923	1,333,362
Pool 468317, 4.10%, 06/01/2021	3,641,419	4,093,162
Pool 468410, 4.13%, 06/01/2021	370,895	418,130
Pool 470044, 4.15%, 01/01/2027	2,892,715	3,247,685
Pool 466913, 4.18%, 06/01/2020	988,914	1,113,677
Pool 470020, 4.20%, 01/01/2030	249,220	271,969
Pool 465435, 4.22%, 07/01/2020	1,481,771	1,672,151
Pool 467899, 4.23%, 04/01/2021	1,748,487	1,979,948
Pool 467226, 4.24%, 04/01/2021	1,553,430	1,761,446
Pool 469501, 4.28%, 11/01/2029	1,391,419	1,537,493
Pool 469502, 4.28%, 11/01/2029	1,237,369	1,367,271
Pool 464907, 4.33%, 04/01/2020	4,082,418	4,619,995

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Pool 467460, 4.33%, 04/01/2021	$4,930,847	$5,618,601
Pool 463712, 4.36%, 11/01/2019	2,446,033	2,767,455
Pool 464304, 4.36%, 01/01/2020	5,034,805	5,702,519
Pool 463873, 4.38%, 11/01/2019	447,372	505,508
Pool 464855, 4.38%, 04/01/2020	1,859,741	2,108,968
Pool 464772, 4.41%, 03/01/2020	2,878,003	3,271,445
Pool 463538, 4.42%, 09/01/2019	1,507,483	1,706,394
Pool 464223, 4.44%, 01/01/2020	792,389	900,841
Pool 464947, 4.44%, 04/01/2020	1,462,071	1,663,499
Pool 467315, 4.46%, 02/01/2021	9,845,816	11,285,911
Pool 464994, 4.51%, 05/01/2020	783,019	896,476
Pool 468947, 4.52%, 09/01/2026	1,934,549	2,191,008
Pool 467732, 4.57%, 04/01/2021	787,681	883,969
Pool 464725, 4.60%, 03/01/2020	638,554	731,570
Pool 465256, 4.65%, 06/01/2020	2,078,061	2,390,205
Pool 469625, 4.68%, 11/01/2041	2,535,438	2,882,432
Pool 464133, 4.85%, 01/01/2025	3,603,133	4,112,673
Pool 387659, 4.88%, 12/01/2015	869,272	953,730
Pool 387273, 4.89%, 02/01/2015	885,148	953,460
Pool 387560, 4.98%, 09/01/2015	448,698	489,251
Pool 387517, 5.02%, 08/01/2020	674,736	771,239
Pool 386980, 5.04%, 06/01/2014	1,143,175	1,211,185
Pool 463944, 5.06%, 12/01/2024	2,108,831	2,425,796
Pool 873236, 5.09%, 02/01/2016	544,857	599,581
Pool 466907, 5.13%, 03/01/2026	419,123	488,796
Pool 386104, 5.19%, 04/01/2021	212,113	235,329
Pool 387215, 5.19%, 01/01/2023	479,042	557,307
Pool 465394, 5.20%, 03/01/2026	564,038	677,693
Pool 385993, 5.23%, 04/01/2021	3,906,543	4,480,706
Pool 958128, 5.25%, 01/01/2019	504,696	583,771
Pool 463895, 5.25%, 10/01/2025	3,346,809	3,953,207
Pool 468520, 5.29%, 01/01/2028	1,459,829	1,757,556
Pool 387349, 5.31%, 04/01/2020	1,369,414	1,584,866
Pool 958081, 5.36%, 01/01/2019	3,126,808	3,599,949
Pool 873470, 5.42%, 03/01/2016	1,598,141	1,767,503
Pool 464523, 5.51%, 07/01/2024	1,482,628	1,718,547
Pool 874487, 5.52%, 05/01/2025	540,180	641,816
Pool 463144, 5.54%, 08/01/2024	1,532,848	1,736,939
Pool 873550, 5.55%, 04/01/2024	246,125	280,602
Pool 463000, 5.58%, 08/01/2021	1,313,697	1,540,180
Pool 467505, 5.66%, 03/01/2023	861,444	1,018,943
Pool 873863, 5.69%, 05/01/2016	1,395,455	1,467,105
Pool 874481, 5.75%, 04/01/2022	3,755,928	4,538,318
Pool 463507, 5.76%, 03/01/2027	3,565,431	4,234,845
Pool 464296, 5.86%, 01/01/2028	2,346,218	2,628,489
Pool 873731, 5.88%, 07/01/2023	1,306,068	1,559,708
Pool 465990, 5.94%, 07/01/2027	490,456	597,742
Pool 387005, 5.95%, 06/01/2022	378,601	428,190
Pool 873949, 5.95%, 09/01/2024	1,354,219	1,456,278
Pool 463657, 5.96%, 10/01/2027	1,179,997	1,388,683
Pool 463839, 5.96%, 11/01/2027	698,093	821,949
Pool 873706, 6.04%, 06/01/2016	315,905	315,470
Pool 873679, 6.10%, 06/01/2024	823,609	984,185
Pool 467914, 6.10%, 04/01/2041	544,639	690,209
Pool 463997, 6.12%, 12/01/2027	994,961	1,178,753
Pool 958614, 6.22%, 04/01/2027	386,306	474,347
Pool 464836, 6.23%, 03/01/2028	2,626,566	3,110,284
Pool 465259, 6.29%, 04/01/2028	1,323,444	1,684,238
Pool 385229, 6.33%, 09/01/2017	1,166,081	1,320,602
Pool 465260, 6.33%, 06/01/2028	1,622,517	2,062,315
Pool 464254, 6.34%, 11/01/2027	2,600,368	3,052,613

The accompanying notes are an integral part of the financial statements.

10	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 464969, 6.34%, 04/01/2028	$2,637,796	$3,061,843
Pool 464890, 6.37%, 04/01/2028	1,506,602	1,790,777
Pool 874736, 6.43%, 10/01/2025	474,016	551,578
Pool 464632, 6.50%, 02/01/2028	508,472	553,050
Pool 465588, 6.55%, 07/01/2028	614,201	788,128
Pool 466756, 6.59%, 12/01/2028	1,865,596	2,335,067
Pool 464473, 6.60%, 02/01/2040	1,111,330	1,413,997
Pool 464573, 6.72%, 02/01/2040	2,768,922	3,305,954
Pool 466595, 6.78%, 11/01/2025	4,743,466	5,804,435
		369,222,177
FNMA Single Family - 14.92%
Pool TBA, 3.50%, 06/01/2042	1,064,800	1,117,541
Pool AJ7661, 3.50%, 12/01/2041	2,122,158	2,234,875
Pool AK2387, 3.50%, 02/01/2042	1,537,112	1,615,152
Pool AK6706, 3.50%, 03/01/2042	5,140,297	5,401,274
Pool AO0836, 3.50%, 05/01/2042	2,803,242	2,945,565
Pool AA3490, 4.00%, 03/01/2039	279,399	297,699
Pool AA8598, 4.00%, 07/01/2039	212,354	229,050
Pool AC1837, 4.00%, 08/01/2039	546,632	587,988
Pool AC6309, 4.00%, 12/01/2039	751,059	800,253
Pool AE5434, 4.00%, 10/01/2040	2,367,802	2,522,893
Pool AE9905, 4.00%, 10/01/2040	888,992	947,221
Pool AE7634, 4.00%, 11/01/2040	1,119,901	1,193,254
Pool AE7705, 4.00%, 11/01/2040	1,194,367	1,272,598
Pool AE8205, 4.00%, 11/01/2040	1,299,160	1,384,255
Pool AE8779, 4.00%, 12/01/2040	1,184,582	1,262,172
Pool AH0540, 4.00%, 12/01/2040	726,106	773,666
Pool AH0915, 4.00%, 12/01/2040	1,383,368	1,473,979
Pool AH2978, 4.00%, 01/01/2041	1,393,717	1,485,006
Pool AH2979, 4.00%, 01/01/2041	434,881	469,074
Pool AH5274, 4.00%, 01/01/2041	1,553,733	1,655,503
Pool AH5643, 4.00%, 01/01/2041	1,750,784	1,883,241
Pool AH5665, 4.00%, 02/01/2041	1,542,839	1,659,564
Pool AH5670, 4.00%, 02/01/2041	2,796,882	2,980,951
Pool AH5671, 4.00%, 02/01/2041	1,761,874	1,877,827
Pool AH5672, 4.00%, 02/01/2041	1,501,271	1,600,074
Pool AH6770, 4.00%, 03/01/2041	1,579,534	1,683,487
Pool AH7282, 4.00%, 03/01/2041	978,720	1,043,132
Pool AH8877, 4.00%, 04/01/2041	975,386	1,052,075
Pool AI0124, 4.00%, 04/01/2041	1,368,966	1,459,061
Pool AI9871, 4.00%, 09/01/2041	3,306,387	3,523,988
Pool AJ3460, 4.00%, 09/01/2041	1,170,843	1,247,899
Pool AJ4024, 4.00%, 10/01/2041	4,108,581	4,378,977
Pool AJ5285, 4.00%, 11/01/2041	4,942,949	5,268,256
Pool AJ7662, 4.00%, 12/01/2041	2,229,649	2,376,388
Pool AC4095, 4.50%, 09/01/2039	39,129	42,554
Pool AD8493, 4.50%, 08/01/2040	1,885,576	2,053,647
Pool AE2970, 4.50%, 08/01/2040	371,791	400,167
Pool 890226, 4.50%, 08/01/2040	19,197,574	20,607,689
Pool AE3014, 4.50%, 09/01/2040	1,033,793	1,112,695
Pool AE7635, 4.50%, 10/01/2040	894,985	963,293
Pool AH5666, 4.50%, 01/01/2041	668,264	727,830
Pool AH5644, 4.50%, 02/01/2041	705,165	768,020
Pool AH6769, 4.50%, 03/01/2041	5,124,449	5,523,568
Pool AH7512, 4.50%, 03/01/2041	1,258,633	1,368,816
Pool AH8880, 4.50%, 04/01/2041	1,504,961	1,646,020
Pool AH8881, 4.50%, 04/01/2041	2,605,588	2,837,838
Pool AI0125, 4.50%, 04/01/2041	2,577,517	2,778,268
Pool AI2268, 4.50%, 04/01/2041	1,877,042	2,020,304
Pool AI3491, 4.50%, 06/01/2041	4,737,069	5,106,018
Pool AI5362, 4.50%, 06/01/2041	3,523,206	3,792,107

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount	Value
Pool AI6148, 4.50%, 07/01/2041	$1,809,548	$1,950,486
Pool AI6155, 4.50%, 07/01/2041	3,212,857	3,463,092
Pool AI8446, 4.50%, 07/01/2041	1,453,247	1,566,434
Pool AI8166, 4.50%, 08/01/2041	2,825,601	3,045,674
Pool AI8167, 4.50%, 08/01/2041	2,921,549	3,149,095
Pool AI9872, 4.50%, 09/01/2041	2,594,934	2,797,042
Pool AJ4025, 4.50%, 10/01/2041	1,501,536	1,618,484
Pool 890230, 5.00%, 07/01/2040	23,301,228	25,244,126
Pool AD8500, 5.00%, 08/01/2040	2,411,627	2,625,458
Pool AH6772, 5.00%, 03/01/2041	457,136	503,997
Pool AH8879, 5.00%, 04/01/2041	1,474,766	1,617,650
Pool AI3492, 5.00%, 06/01/2041	1,488,821	1,622,226
Pool AI6154, 5.00%, 07/01/2041	1,348,542	1,481,177
Pool 890246, 5.50%, 11/01/2038	12,015,093	13,148,922
Pool 890247, 6.00%, 09/01/2038	18,878,056	20,828,397
Pool 886136, 6.50%, 07/01/2036	207,813	236,636
Pool 900106, 6.50%, 08/01/2036	287,389	328,402
Pool 900649, 6.50%, 09/01/2036	449,656	507,643
Pool 901391, 6.50%, 09/01/2036	313,013	353,378
Pool 947771, 6.50%, 09/01/2037	650,034	731,829
		200,272,920
GNMA Multifamily - 17.81%
Pool 2012-27 A, 1.61%, 07/16/2039	1,442,234	1,455,783
Pool 2010-140 A, 1.74%, 02/16/2031	5,099,167	5,147,527
Pool 2010-102 AB, 1.85%, 07/16/2032	2,627,315	2,653,447
Pool 2009-115 AC, 2.02%, 09/16/2027	3,902,810	3,924,908
Pool 2010-83 A, 2.02%, 10/16/2050	1,233,153	1,240,534
Pool 2012-72 AB, 2.03%, 02/16/2046	1,825,000	1,856,385
Pool 2011-10 AB, 2.11%, 02/16/2029	1,699,360	1,724,453
Pool 2012-2 AB, 2.11%, 03/16/2037	8,534,156	8,749,994
Pool 2012-70 AB, 2.18%, 08/16/2052	3,000,000	3,053,202
Pool 2011-58 A, 2.19%, 10/16/2033	1,257,435	1,281,849
Pool 2012-58 B, 2.20%, 03/16/2044	2,200,000	2,211,651
Pool 2011-16 A, 2.21%, 11/16/2034	677,295	689,636
Pool 2011-31 A, 2.21%, 12/16/2035	7,331,597	7,470,546
Pool 2010-97 A, 2.32%, 01/16/2032	1,417,957	1,442,143
Pool 2010-100 A, 2.35%, 06/16/2050	423,147	430,143
Pool 2011-42 AC, 2.41%, 05/16/2030	1,612,279	1,645,400
Pool 2011-109 A, 2.45%, 07/16/2032	5,462,985	5,587,382
Pool 2011-49 A, 2.45%, 07/16/2038	127,072	130,469
Pool 2011-78 AB, 2.45%, 02/16/2039	10,181,874	10,465,643
Pool 2011-161 B, 2.53%, 07/16/2038	4,950,000	5,143,352
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	4,493,775	4,690,135
Pool 2011-64 AD, 2.70%, 11/16/2038	1,224,639	1,264,427
Pool 2010-156 AC, 2.76%, 03/16/2039	6,200,000	6,472,955
Pool 779493, 2.79%, 04/15/2052	3,100,343	3,286,620
Pool 2012-35 A, 2.83%, 10/16/2043	498,619	523,020
Pool 2011-6 AC, 2.85%, 12/16/2037	6,500,000	6,823,726
Pool 2010-71 AC, 2.99%, 03/16/2039	262,106	270,540
Pool 2011-27 B, 3.00%, 09/16/2034	3,645,000	3,858,539
Pool 2011-86 B, 3.00%, 02/16/2041	6,250,000	6,643,263
Pool 2011-143 A, 3.00%, 07/16/2043	8,120,870	8,567,802
Pool 793935, 3.00%, 05/15/2047	1,750,000	1,882,737
Pool 2012-9 A, 3.22%, 05/16/2039	1,489,720	1,570,454
Pool 2011-109 AC, 3.25%, 04/16/2043	500,000	537,408
Pool 2010-36 AC, 3.36%, 09/16/2036	400,000	419,295
Pool 2009-19 AD, 3.39%, 11/16/2040	749,597	774,886
Pool 2009-63 A, 3.40%, 01/16/2038	2,470,659	2,570,953
Pool 2009-49 A, 3.44%, 06/16/2034	2,863,990	2,992,002
Pool 2010-72 B, 3.46%, 05/16/2036	375,000	399,332
Pool 2009-105 A, 3.46%, 12/16/2050	1,813,035	1,883,939

The accompanying notes are an integral part of the financial statements.

12	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 2009-60 A, 3.47%, 03/16/2035	$3,129,951	$3,276,971
Pool 2011-164 AB, 3.50%, 04/16/2046 (b)	1,000,000	1,090,010
Pool 2009-86 A, 3.54%, 09/16/2035	5,652,933	5,905,568
Pool 773174, 3.63%, 03/15/2047	1,426,584	1,530,498
Pool 727108, 3.64%, 02/15/2047	1,390,296	1,491,744
Pool 2009-90 AE, 3.70%, 03/16/2037	1,217,063	1,286,287
Pool 727998, 3.75%, 01/15/2046	5,223,695	5,585,641
Pool 727996, 3.75%, 01/15/2046	2,944,311	3,148,320
Pool 2009-4 A, 3.81%, 11/16/2037	1,343,883	1,387,086
Pool 749013, 3.88%, 10/15/2049	2,147,005	2,328,956
Pool 2007-55 A, 3.91%, 08/16/2027	514,684	516,382
Pool 776887, 3.95%, 12/15/2041	1,985,818	2,141,988
Pool 793901, 4.00%, 02/15/2042	414,848	451,453
Pool 768249, 4.01%, 08/15/2052	2,587,500	2,776,716
Pool 2008-92 B, 4.04%, 05/16/2030	500,000	514,027
Pool 2010-123 C, 4.15%, 08/16/2051 (b)	250,000	276,645
Pool 2006-51 A, 4.25%, 10/16/2030	1,032,565	1,039,921
Pool 749575, 4.25%, 11/15/2046	6,943,432	7,618,361
Pool 2007-34 A, 4.27%, 11/16/2026	1,195,532	1,198,523
Pool 2008-80 B, 4.28%, 03/16/2033	1,410,505	1,426,862
Pool 2009-119 B, 4.29%, 02/16/2041	2,500,000	2,752,223
Pool 2009-3 B, 4.30%, 10/16/2037	750,000	821,979
Pool 2008-8 B, 4.38%, 03/16/2029 (b)	1,000,000	1,009,895
Pool 2008-22 B, 4.50%, 12/16/2038	1,000,000	1,031,951
Pool 793897, 4.50%, 02/15/2042	304,892	336,336
Pool 2008-28 B, 4.59%, 08/16/2034	1,306,521	1,349,545
Pool 749166, 4.64%, 04/15/2052	2,475,000	2,866,471
Pool 2008-52 B, 4.75%, 09/16/2032	1,832,267	1,925,416
Pool 2008-14 B, 4.75%, 10/16/2042	1,807,792	1,923,939
Pool 747075, 4.75%, 10/15/2045	2,883,361	3,186,952
Pool 2008-86 B, 4.81%, 11/16/2031	570,000	607,078
Pool 686520, 4.93%, 10/15/2051	2,808,304	3,114,100
Pool 2007-69 B, 4.96%, 06/16/2030	1,334,193	1,351,129
Pool 749165, 4.98%, 06/15/2052	7,917,900	8,883,527
Pool 2008-39 C, 5.02%, 03/16/2034 (b)	2,700,000	2,910,019
Pool 2007-75 B, 5.05%, 03/16/2036	744,698	765,280
Pool 2009-5 B, 5.07%, 08/16/2049 (b)	100,000	113,811
Pool 2006-32 A, 5.08%, 01/16/2030	58,423	58,592
Pool 712102, 5.15%, 11/15/2032	548,917	587,525
Pool 735994, 5.15%, 08/15/2051	2,735,136	3,106,223
Pool 2008-48 D, 5.24%, 10/16/2039 (b)	155,324	163,642
Pool 734980, 5.25%, 11/15/2051	1,150,974	1,306,494
Pool 699580, 5.25%, 03/15/2052	6,200,000	7,055,541
Pool 668966, 5.45%, 04/15/2044	1,468,363	1,583,440
Pool 640434, 5.46%, 03/15/2043	814,102	861,793
Pool 461918, 5.52%, 12/15/2037	4,122,773	4,189,348
Pool 2008-59 B, 5.55%, 10/16/2026 (b)	842,695	866,424
Pool 715995, 5.63%, 10/15/2051	3,709,960	4,281,098
Pool 664652, 5.65%, 06/15/2042	2,322,285	2,435,390
Pool 650307, 5.75%, 03/15/2043	1,746,582	1,849,065
Pool 653889, 5.88%, 01/15/2043	180,893	191,444
Pool 637911, 6.00%, 07/15/2035	417,482	429,555
Pool 653914, 6.10%, 06/15/2043	1,870,186	1,980,039
Pool 667881, 6.14%, 02/15/2043	481,272	509,544
Pool 636413, 6.25%, 04/15/2036	719,828	747,821
Pool 669506, 6.27%, 03/15/2049	1,609,946	1,720,431
Pool 643896, 6.50%, 06/15/2049	1,326,171	1,417,180
Pool 645785, 6.75%, 02/15/2048	1,906,021	2,028,531
		239,047,210
GNMA Single Family - 12.16%
Pool 779912, 3.50%, 11/15/2041	1,163,361	1,243,706

The accompanying notes are an integral part of the financial statements.

13

	Principal Amount	Value
Pool 778657, 3.50%, 12/15/2041	$1,828,674	$1,955,253
Pool 778762, 3.50%, 01/15/2042	3,733,768	3,991,631
Pool 778846, 3.50%, 02/15/2042	3,991,255	4,267,524
Pool 778944, 3.50%, 03/15/2042	3,099,603	3,313,669
Pool 779075, 3.50%, 04/15/2042	1,735,502	1,855,360
Pool 779209, 3.50%, 05/15/2042	2,925,407	3,127,900
Pool 737576, 4.00%, 11/15/2040	990,482	1,085,507
Pool 737712, 4.00%, 12/15/2040	2,891,538	3,168,945
Pool G2 757173, 4.00%, 12/20/2040	1,101,366	1,206,283
Pool 737837, 4.00%, 01/15/2041	2,811,521	3,080,373
Pool 759104, 4.00%, 01/15/2041	1,310,645	1,438,945
Pool G2 759436, 4.00%, 01/20/2041	2,163,513	2,368,247
Pool G2 759466, 4.00%, 01/20/2041	2,118,147	2,318,800
Pool 759191, 4.00%, 02/15/2041	993,210	1,088,496
Pool G2 759301, 4.00%, 02/20/2041	1,727,996	1,892,606
Pool G2 763042, 4.00%, 04/20/2041	1,201,359	1,315,165
Pool 738629, 4.00%, 08/15/2041	4,077,697	4,467,627
Pool 738630, 4.00%, 08/15/2041	2,480,623	2,717,832
Pool 770515, 4.00%, 08/15/2041	2,995,893	3,282,376
Pool 738735, 4.00%, 09/15/2041	4,884,529	5,351,613
Pool 738954, 4.00%, 11/15/2041	1,206,956	1,325,106
Pool 778766, 4.00%, 01/15/2042	2,029,800	2,224,217
Pool 778847, 4.00%, 02/15/2042	1,243,704	1,361,468
Pool 646730, 4.50%, 03/15/2039	184,453	203,138
Pool 646771, 4.50%, 04/15/2039	827,672	909,318
Pool 716818, 4.50%, 04/15/2039	496,419	546,707
Pool 650967, 4.50%, 05/15/2039	347,862	382,178
Pool 714559, 4.50%, 06/15/2039	888,851	985,282
Pool 717198, 4.50%, 06/15/2039	1,054,489	1,158,509
Pool 720050, 4.50%, 06/15/2039	417,376	458,549
Pool 714594, 4.50%, 07/15/2039	369,360	409,432
Pool 720208, 4.50%, 07/15/2039	1,165,983	1,293,209
Pool 720287, 4.50%, 08/15/2039	525,982	577,868
Pool 726289, 4.50%, 09/15/2039	1,470,466	1,615,521
Pool 726402, 4.50%, 10/15/2039	546,935	602,341
Pool 728954, 4.50%, 12/15/2039	844,398	927,694
Pool 729017, 4.50%, 01/15/2040	1,390,120	1,529,639
Pool 736579, 4.50%, 02/15/2040	632,059	695,496
Pool 737051, 4.50%, 03/15/2040	1,046,398	1,159,921
Pool 737222, 4.50%, 05/15/2040	991,589	1,099,166
Pool 658387, 4.50%, 06/15/2040	1,635,350	1,799,481
Pool 698160, 4.50%, 07/15/2040	1,141,149	1,255,680
Pool 721694, 4.50%, 08/15/2040	1,425,533	1,568,606
Pool 748456, 4.50%, 08/15/2040	1,124,175	1,246,136
Pool 738152, 4.50%, 04/15/2041	1,646,752	1,811,513
Pool 762882, 4.50%, 04/15/2041	1,222,262	1,354,864
Pool 738267, 4.50%, 05/15/2041	1,002,333	1,102,618
Pool 763543, 4.50%, 05/15/2041	1,042,674	1,146,995
Pool 738397, 4.50%, 06/15/2041	2,876,956	3,164,802
Pool 770396, 4.50%, 06/15/2041	994,878	1,094,418
Pool G2 783417, 4.50%, 08/20/2041	27,580,607	30,380,543
Pool 688624, 5.00%, 05/15/2038	527,651	586,930
Pool 411105, 5.00%, 01/15/2039	452,734	502,039
Pool 439079, 5.00%, 02/15/2039	401,884	446,907
Pool 646728, 5.00%, 03/15/2039	528,254	584,298
Pool 646750, 5.00%, 04/15/2039	715,402	793,314
Pool 716819, 5.00%, 04/15/2039	304,046	337,158
Pool 646777, 5.00%, 05/15/2039	862,551	959,183
Pool 720052, 5.00%, 06/15/2039	74,363	82,462
Pool 720288, 5.00%, 08/15/2039	964,209	1,072,230
Pool 722944, 5.00%, 08/15/2039	733,237	815,382

The accompanying notes are an integral part of the financial statements.

14	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Pool 726290, 5.00%, 09/15/2039	$1,425,754	$1,585,483
Pool 723006, 5.00%, 10/15/2039	735,807	818,240
Pool 726403, 5.00%, 10/15/2039	1,026,048	1,137,791
Pool 737055, 5.00%, 03/15/2040	1,077,977	1,194,028
Pool 658393, 5.00%, 06/15/2040	1,146,018	1,269,394
Pool G2 783418, 5.00%, 06/20/2040	12,785,918	14,151,364
Pool 684677, 5.50%, 03/15/2038	1,059,358	1,179,032
Pool 684802, 5.50%, 04/15/2038	574,373	642,310
Pool 688625, 5.50%, 05/15/2038	434,684	486,099
Pool G2 688636, 5.50%, 05/20/2038	882,574	977,579
Pool 690974, 5.50%, 06/15/2038	414,365	462,082
Pool G2 690973, 5.50%, 06/20/2038	749,767	830,475
Pool 693574, 5.50%, 07/15/2038	626,688	697,484
Pool G2 409120, 5.50%, 07/20/2038	1,271,594	1,414,714
Pool G2 700671, 5.50%, 10/20/2038	904,994	1,002,411
Pool 411116, 5.50%, 01/15/2039	651,189	728,212
Pool 705998, 5.50%, 01/15/2039	257,521	286,558
Pool G2 684988, 6.00%, 03/20/2038	382,641	430,849
Pool 688626, 6.00%, 05/15/2038	608,013	683,730
Pool G2 688637, 6.00%, 05/20/2038	145,654	163,640
Pool G2 693900, 6.00%, 07/20/2038	304,476	342,076
Pool 696513, 6.00%, 08/15/2038	708,417	798,408
Pool G2 696843, 6.00%, 08/20/2038	489,268	553,663
Pool 699255, 6.00%, 09/15/2038	1,374,110	1,548,665
Pool G2 698997, 6.00%, 09/20/2038	1,024,519	1,151,036
Pool 705999, 6.00%, 01/15/2039	565,565	639,177
Pool G2 706407, 6.00%, 01/20/2039	408,283	459,723
Pool 582048, 6.50%, 01/15/2032	37,649	43,773
Pool G2 696844, 6.50%, 08/20/2038	332,960	384,204
Pool G2 698998, 6.50%, 09/20/2038	255,272	293,763
Pool G2 706408, 6.50%, 01/20/2039	606,020	698,532
Pool G2 530199, 7.00%, 03/20/2031	59,741	72,066
		163,234,737
HUD - 0.99%
2011-A, 2.05%, 08/01/2019	2,000,000	2,077,908
2010-A, 3.30%, 08/01/2019	5,718,000	6,425,111
0614, 5.51%, 08/01/2020	1,000,000	1,177,624
0620, 5.77%, 08/01/2026	3,000,000	3,524,664
		13,205,307
Small Business Administration - 2.37%
Pool 507253, 0.50%, 05/25/2030 (b)	131,775	131,226
Pool 507766, 0.58%, 07/25/2031 (b)	141,987	141,756
Pool 508901, 0.60%, 07/25/2020 (b)	659,772	659,048
Pool 508206, 0.60%, 09/25/2032 (b)	110,765	110,678
Pool 508298, 0.60%, 01/25/2033 (b)	432,902	432,561
Pool 508506, 0.63%, 06/25/2033 (b)	1,160,148	1,160,460
Pool 508716, 0.82%, 06/25/2034 (b)	1,938,891	1,955,747
Pool 508890, 0.89%, 06/25/2020 (b)	2,109,816	2,121,547
Pool 3153295002, 1.125%, 07/24/2029 (b)	598,593	608,028
Pool 3046316007, 1.125%, 12/03/2032 (b)	267,287	272,423
Pool 3169855009, 1.12%, 07/15/2031 (b)	108,373	110,270
Pool 3954135000, 1.25%, 03/24/2017 (b)	67,347	67,731
Pool 4181175003, 1.25%, 08/26/2020 (b)	110,825	112,689
Pool 4334715001, 1.25%, 11/05/2020 (b)	39,192	39,828
Pool 4320355010, 1.25%, 01/24/2021 (b)	289,963	294,950
Pool 4447885002, 1.25%, 02/15/2021 (b)	508,233	517,353
Pool 4394265010, 1.25%, 03/04/2021 (b)	924,690	941,480
Pool 3766345007, 1.25%, 09/17/2030 (b)	302,263	309,090
Pool 508969, 1.25%, 09/25/2035 (b)	2,901,840	2,997,893
Pool 4253715010, 1.25%, 10/08/2035 (b)	304,170	311,491
Pool 4422435000, 1.25%, 01/07/2036 (b)	899,362	923,452

The accompanying notes are an integral part of the financial statements.

15

	Principal Amount	Value
Pool 4503205003, 1.25%, 01/18/2036 (b)	$337,299	$346,334
Pool 4488215007, 1.25%, 01/21/2036 (b)	511,153	524,998
Pool 508994, 1.25%, 01/25/2036 (b)	3,347,275	3,458,639
Pool 509084, 1.25%, 07/25/2036 (b)	3,302,455	3,413,130
Pool 509133, 1.25%, 09/25/2036 (b)	3,980,727	4,114,450
Pool 509225, 1.25%, 04/25/2037 (b)	4,122,037	4,242,396
Pool 3111236004, 2.631%, 01/31/2015 (b)	23,306	23,837
Pool 2604556010, 3.58%, 02/15/2017 (b)	149,419	156,770
Pool 4676035009, 4.33%, 12/15/2021 (b)	374,122	418,524
Pool 3901715004, 5.09%, 02/16/2015 (b)	4,845	5,088
Pool 7530434005, 5.27%, 06/29/2024	90,488	95,611
Pool 3829225004, 6.08%, 03/15/2020	670,536	712,804
		31,732,282
Small Business Administration Participation Certificate - 0.02%
2008-20E, 5.49%, 05/01/2028	162,451	186,712
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,041,157,141)		1,087,381,928

MUNICIPAL BONDS - 18.53%
Arkansas - 0.06%
Jonesboro Arkansas
3.00%, 10/01/2017	500,000	517,455
3.85%, 10/01/2019	225,000	235,060
		752,515
California - 0.49%
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,135,000	1,185,791
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	740,432
6.25%, 09/01/2017	250,000	294,160
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	485,000	495,912
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	509,180
Sacramento County Housing Authority
0.19%, 07/15/2035 (b)	305,000	305,000
7.65%, 09/01/2015	390,000	390,663
San Francisco City & County Redevelopment Agency
0.17%, 06/15/2034 (b)	500,000	500,000
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,949,888
		6,371,026
Colorado - 0.04%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	541,612	542,700

Connecticut - 0.05%
Connecticut Housing Finance Authority
5.83%, 11/15/2016	645,000	726,360

Delaware - 0.01%
Delaware State Housing Authority
5.20%, 07/01/2025 (c)	155,000	164,703

District of Columbia - 0.11%
District of Columbia
3.39%, 06/01/2014	1,350,000	1,360,233

The accompanying notes are an integral part of the financial statements.

16	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
District of Columbia Housing Finance Agency
7.00%, 05/20/2018	$150,000	$153,589
		1,513,822
Florida - 0.80%
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,095,050
Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	665,000	670,373
5.20%, 07/01/2028 (c)	1,575,000	1,659,609
6.85%, 04/01/2021	355,000	355,288
Florida State Department of Environmental Protection
0.40%, 07/01/2027 (b)	535,000	535,000
Hillsborough County Housing Finance Authority
0.21%, 11/15/2031 (b) (c)	1,530,000	1,530,000
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	710,000	727,991
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	230,000	233,119
		10,806,430
Hawaii - 0.04%
Hawaii Housing Finance & Development Corp.
0.18%, 12/01/2041 (b)	595,000	595,000

Idaho - 0.03%
Idaho Housing & Finance Association
6.00%, 07/01/2035	190,000	203,309
6.45%, 07/01/2035	165,000	178,956
		382,265
Illinois - 0.22%
Illinois Housing Development Authority
0.19%, 08/01/2034 (b) (c)	3,000,000	3,000,000

Indiana - 0.41%
Gary Community School Building Corp.
7.50%, 02/01/2029	250,000	288,090
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	2,740,000	2,799,568
5.69%, 07/01/2037	705,000	712,466
5.90%, 01/01/2037	1,330,000	1,350,469
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	350,000	411,778
		5,562,371
Iowa - 0.02%
Hawkeye Community College
2.60%, 06/01/2022	245,000	247,609

Kentucky - 0.48%
Kentucky Housing Corp.
0.64%, 07/01/2037 (b)	850,000	850,000
4.78%, 01/01/2015	640,000	696,666
5.17%, 01/01/2013	660,000	673,933
5.17%, 07/01/2013	990,000	1,025,945
5.75%, 07/01/2037	2,140,000	2,181,987
5.77%, 07/01/2037	945,000	964,089
6.06%, 07/01/2036	290,000	302,281
		6,694,901
Louisiana - 0.02%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	245,000	249,961

The accompanying notes are an integral part of the financial statements.

17

	Principal Amount	Value
Maine - 0.36%
Maine Health & Higher Educational Facilities Authority
2.30%, 07/01/2015	$310,000	$318,361
Maine State Housing Authority
0.19%, 11/15/2036 (b) (c)	4,600,000	4,600,000
		4,918,361
Maryland - 0.28%
County of Montgomery Maryland
4.00%, 05/01/2014	285,000	301,932
4.00%, 05/01/2016	1,175,000	1,314,954
Maryland Community Development Administration
6.07%, 09/01/2037	2,005,000	2,091,035
		3,707,921
Massachusetts - 0.68%
Massachusetts Development Finance Agency
4.32%, 04/01/2018	740,000	820,179
Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,160,000	2,204,885
5.54%, 12/01/2025	1,720,000	1,820,138
5.55%, 06/01/2025	940,000	1,025,418
5.84%, 12/01/2036	695,000	739,348
5.96%, 06/01/2017	1,125,000	1,199,081
6.50%, 12/01/2039	1,220,000	1,337,669
		9,146,718
Michigan - 0.63%
Michigan State Housing Development Authority
0.18%, 06/01/2039 (b)	8,470,000	8,470,000

Minnesota - 0.11%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	265,000	270,213
5.85%, 07/01/2036	235,000	237,482
6.30%, 07/01/2023	895,000	955,797
		1,463,492
Missouri - 0.06%
Missouri State Housing Development Commission
4.15%, 09/25/2025	126,135	127,611
5.72%, 09/01/2025	560,000	566,395
5.82%, 03/01/2037	105,000	107,072
		801,078
Nebraska - 0.61%
Nebraska Investment Finance Authority
0.19%, 09/01/2038 (b)	8,200,000	8,200,000

Nevada - 0.28%
Nevada Housing Division
0.19%, 04/15/2038 (b) (c)	3,700,000	3,700,000
0.32%, 10/15/2032 (b)	60,000	60,000
5.11%, 04/01/2017	15,000	15,327
		3,775,327
New Hampshire - 0.02%
New Hampshire Housing Finance Authority
5.70%, 01/01/2035	310,000	335,141

New Jersey - 0.99%
City of Elizabeth
7.18%, 08/01/2013	125,000	126,026
New Jersey Environmental Infrastructure Trust
3.15%, 09/01/2024	270,000	272,533
3.38%, 09/01/2025	280,000	283,156

The accompanying notes are an integral part of the financial statements.

18	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
4.00%, 09/01/2028	$195,000	$199,033
New Jersey Housing & Mortgage Finance Agency
1.44%, 11/01/2013	130,000	129,836
1.54%, 11/01/2014	100,000	99,833
1.90%, 11/01/2015	135,000	134,870
2.13%, 11/01/2016	145,000	145,419
2.38%, 11/01/2017	80,000	80,377
2.69%, 11/01/2018	90,000	90,500
2.99%, 11/01/2019	100,000	100,641
3.27%, 11/01/2020	100,000	100,675
3.57%, 11/01/2021	70,000	70,576
3.72%, 11/01/2022	125,000	126,120
4.57%, 11/01/2027	900,000	907,704
4.89%, 11/01/2032	1,435,000	1,447,083
5.09%, 11/01/2043	4,785,000	4,824,859
5.27%, 10/01/2032	170,000	173,295
5.93%, 11/01/2028	1,625,000	1,745,445
6.13%, 11/01/2037	1,865,000	1,993,293
		13,051,274
New Mexico - 0.13%
New Mexico Mortgage Finance Authority
4.90%, 07/01/2012	150,000	150,289
5.00%, 01/01/2013	155,000	155,313
5.00%, 07/01/2013	155,000	155,313
5.42%, 01/01/2016	185,000	200,904
5.68%, 09/01/2013	125,000	131,450
6.15%, 01/01/2038	1,000,000	1,033,040
		1,826,309
New York - 4.59%
Housing Development Corp.
0.66%, 11/01/2012	360,000	359,867
0.70%, 05/01/2013	660,000	659,525
0.76%, 11/01/2013	500,000	499,440
0.83%, 05/01/2014	625,000	624,294
0.95%, 11/01/2014	580,000	579,176
1.10%, 05/01/2015	715,000	714,385
1.25%, 11/01/2015	800,000	799,200
1.40%, 05/01/2016	655,000	654,502
1.57%, 11/01/2016	700,000	701,526
1.73%, 05/01/2017	780,000	783,978
1.91%, 11/01/2017	750,000	754,057
2.08%, 05/01/2018	760,000	766,840
2.26%, 11/01/2018	630,000	635,947
2.43%, 05/01/2019	720,000	729,367
2.59%, 11/01/2019	820,000	831,078
2.74%, 05/01/2020	740,000	750,323
Housing Finance Agency
1.71%, 08/01/2015	1,630,000	1,652,510
1.91%, 02/01/2016	1,655,000	1,686,031
2.11%, 08/01/2016	1,665,000	1,705,310
2.31%, 02/01/2017	1,685,000	1,736,612
2.51%, 08/01/2017	1,710,000	1,767,627
2.71%, 02/01/2018	1,730,000	1,800,982
2.91%, 08/01/2018	1,750,000	1,827,402
3.11%, 02/01/2019	1,775,000	1,862,348
3.26%, 08/01/2019	1,805,000	1,899,564
3.43%, 02/01/2020	1,830,000	1,927,484
3.58%, 08/01/2020	640,000	675,904
New York City Housing Development Corp.
0.81%, 05/01/2013	1,600,000	1,603,456
2.30%, 05/01/2016	2,130,000	2,212,495

The accompanying notes are an integral part of the financial statements.

19

	Principal Amount	Value
2.50%, 11/01/2016	$2,160,000	$2,260,894
2.79%, 05/01/2017	2,195,000	2,319,808
3.67%, 11/01/2015	805,000	855,256
4.97%, 05/01/2019	1,995,000	2,250,460
5.63%, 11/01/2024	7,500,000	8,338,200
New York Mortgage Agency
3.40%, 10/01/2022	3,315,000	3,424,196
New York State Housing Finance Agency
0.18%, 11/01/2030 (b) (c)	4,700,000	4,700,000
4.90%, 08/15/2025 (c)	1,000,000	1,027,710
5.05%, 08/15/2039 (c)	1,430,000	1,456,798
Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	1,014,430
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	520,940
		61,369,922
Ohio - 0.12%
Ohio Housing Finance Agency
5.47%, 09/01/2025	1,240,000	1,300,810
State of Ohio
7.75%, 12/01/2015	250,000	259,062
		1,559,872
Oklahoma - 0.06%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	270,000	282,147
5.65%, 09/01/2026	505,000	550,137
		832,284
Oregon - 0.05%
City of Portland
4.62%, 06/15/2018	325,000	342,199
6.03%, 06/15/2018	250,000	292,540
		634,739
Pennsylvania - 0.65%
Commonwealth Financing Authority
4.97%, 06/01/2016	305,000	321,988
5.02%, 06/01/2016	5,310,000	6,002,477
5.13%, 06/01/2012	735,000	735,000
5.17%, 06/01/2017	600,000	696,708
Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	470,000	498,689
5.84%, 04/01/2037	585,000	597,999
		8,852,861
Rhode Island - 0.05%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	609,351

South Carolina - 0.05%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	680,000	713,993

Texas - 0.67%
Texas Department of Housing & Community Affairs
0.20%, 07/15/2040 (b) (c)	3,930,000	3,930,000
0.25%, 09/01/2036 (b)	3,855,000	3,855,000
5.00%, 07/01/2034 (c)	1,270,000	1,274,712
		9,059,712
Utah - 1.75%
Salt Lake City Utah
0.18%, 12/01/2021 (b)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

20	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

	Principal Amount	Value
Utah Housing Corp.
0.18%, 07/01/2033 (b)	$105,000	$105,000
0.18%, 01/01/2034 (b)	100,000	100,000
0.19%, 07/01/2039 (b) (c)	12,950,000	12,950,000
1.56%, 07/01/2020	2,625,000	2,643,900
5.11%, 07/01/2017	210,000	214,805
5.25%, 07/01/2035	750,000	768,293
5.26%, 07/20/2018	145,000	151,827
5.84%, 07/01/2034	5,000	5,200
5.88%, 07/01/2034	1,300,000	1,339,520
5.92%, 07/01/2034	1,130,000	1,150,656
6.01%, 07/01/2034	135,000	141,109
6.10%, 07/20/2028	1,215,000	1,325,383
6.12%, 01/01/2035	795,000	820,011
6.25%, 07/20/2018	450,000	452,187
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	608,329
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	113,136
4.40%, 05/01/2026	200,000	225,446
		23,214,802
Virginia - 1.99%
Arlington County Industrial Development Authority
0.27%, 02/01/2016 (b)	1,045,000	1,045,000
Virginia Housing Development Authority
2.77%, 03/01/2018	2,000,000	2,081,640
4.68%, 08/01/2014	5,000,000	5,358,750
4.84%, 12/01/2013	295,000	308,428
5.50%, 12/01/2020	500,000	523,930
5.50%, 06/25/2034	3,673,848	3,895,427
5.50%, 03/25/2036	3,206,493	3,367,820
5.70%, 11/01/2022	1,250,000	1,445,750
5.97%, 11/01/2024	1,405,000	1,632,034
6.25%, 11/01/2029	4,365,000	4,975,445
6.32%, 08/01/2019	1,755,000	2,111,897
		26,746,121
Washington - 0.48%
King County Housing Authority
6.38%, 12/31/2046	5,295,000	5,642,776
Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	756,953
		6,399,729
West Virginia - 1.10%
West Virginia Housing Development Fund
0.99%, 11/01/2012	1,000,000	999,700
1.10%, 05/01/2013	1,240,000	1,241,054
1.27%, 05/01/2014	290,000	291,952
2.71%, 11/01/2017	1,520,000	1,591,729
2.81%, 05/01/2018	1,900,000	2,006,134
2.91%, 11/01/2018	1,500,000	1,590,285
3.12%, 05/01/2019	2,015,000	2,148,715
3.22%, 11/01/2019	2,415,000	2,585,499
3.32%, 05/01/2020	1,510,000	1,617,180
3.42%, 11/01/2020	740,000	795,337
		14,867,585
Wisconsin - 0.04%
Wisconsin Housing & Economic Development Authority
5.53%, 03/01/2038	505,000	517,776

TOTAL MUNICIPAL BONDS (Cost $239,356,378)		248,684,031

The accompanying notes are an integral part of the financial statements.

21

	Principal Amount	Value
MISCELLANEOUS INVESTMENTS - 0.32%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (a) (e)	$345,000	$328,181
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (e)	60,760	60,888
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (e)	3,730,428	3,863,124
		4,252,193
TOTAL MISCELLANEOUS INVESTMENTS
(Cost $4,193,964)		4,252,193

CERTIFICATES OF DEPOSIT - 0.11%
Self Help Federal Credit Union
0.75%, 08/23/2012	250,000	250,000
0.75%, 11/30/2012	250,000	250,000
Urban
0.20%, 06/07/2012	750,000	750,000
0.35%, 06/07/2012	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,500,000)		1,500,000

	Shares
SHORT-TERM INVESTMENT - 2.87%
Money Market Fund - 2.87%
Dreyfus Treasury Prime Cash Management, 0.00% (d)	38,470,899	38,470,899
TOTAL CASH EQUIVALENT (Cost $38,470,899)		38,470,899

Total Investments (Cost $1,330,805,754) - 103.38%		$1,387,344,213
Liabilities in Excess of Other Assets, Net - (3.38)%		(45,378,164)
NET ASSETS - 100.00%		$1,341,966,049

Footnotes

The following information for the Fund is presented on an income tax basis as of May 31, 2012:

Cost of Investments	$1,330,832,556
Gross Unrealized Appreciation	57,115,960
Gross Unrealized Depreciation	(604,303)
Net Unrealized Appreciation	$56,511,657

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures approved by the Board of Trustees. The total fair value of such securities at May 31, 2012 is $44,614,135, which represents 3.32% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2012.

(c)	Security is subject to Alternative Minimum Tax.

(d)	The rate shown is the 7-day effective yield as of May 31, 2012.

(e)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2012, these securities amounted to $4,252,193, which represents 0.32% of total net assets.

FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

22	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statement of Assets and Liabilities as of May 31, 2012

Assets:
Investments, at fair value (identified cost — $1,330,805,754)	$1,387,344,213
Receivables:
Interest	5,602,396
Capital shares sold	183,560
Prepaid expenses	111,428
Total Assets	$1,393,241,597

Liabilities:
Payables:
Investment securities purchased	$48,345,587
Distributions payable	1,568,539
Advisory fees due to Advisor	336,990
Distribution 12b-1 fees	247,666
Capital shares redeemed	235,571
Shareholder servicing fees	195,286
Administration fees	67,396
Officers' fees	12,931
Trustees' fees	914
Other accrued expenses	264,668
Total Liabilities	$51,275,548

Net Assets:	$1,341,966,049
Net Assets consist of:
Paid-In capital	$1,282,053,270
Undistributed net investment income	7
Accumulated net realized gain on investments	3,374,313
Net unrealized appreciation on investments	56,538,459
Net Assets	$1,341,966,049
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 102,329,648 shares outstanding)	$1,148,679,600
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 14,189,002 shares outstanding)	$159,158,786
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,044,923 shares outstanding)	$34,127,663
Net Asset Value, offering and redemption price per share — CRA Shares	$11.23
Net Asset Value, offering and redemption price per share — Institutional Shares	$11.22
Net Asset Value, offering and redemption price per share — Retail Shares	$11.21

The accompanying notes are an integral part of the financial statements.

23

Statement of Operations for the fiscal year ended May 31, 2012

Investment Income:
Interest	$41,742,912
Dividends	1,808
Total investment income	41,744,720

Expenses:
Investment advisory fees	3,513,002
Distribution fees — CRA Shares	2,538,760
Distribution fees — Retail Shares	74,830
Special administrative services fees — CRA Shares	2,031,024
Shareholder servicing fees — Retail Shares	29,932
Accounting and administration fees	702,583
Professional fees	342,841
Trustees' fees	252,265
Transfer agent fees	179,142
Officers' fees	162,724
Insurance expense	162,466
Custodian fees	140,610
Registration and filing expenses	95,175
Printing fees	52,730
Other	131,949
Net expenses	10,410,033
Net investment income	31,334,687

Realized and unrealized gain on investments:
Net realized gain on investments	10,389,438
Net change in unrealized appreciation (depreciation) on investments	32,062,525
Net realized and unrealized gain on investments	42,451,963
Net increase in net assets resulting from operations:	$73,786,650

The accompanying notes are an integral part of the financial statements.

24	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011
Operations:
Net investment income	$31,334,687	$32,164,578
Net realized gain on investments	10,389,438	11,777,081
Net change in unrealized appreciation (depreciation) on investments	32,062,525	(5,791,676)
Net increase in net assets resulting from operations	73,786,650	38,149,983
Distributions to shareholders from:
Net investment income
CRA Shares	(28,392,198)	(29,709,172)
Institutional Shares	(4,108,300)	(2,871,786)
Retail Shares	(866,384)	(873,380)
Net capital gains
CRA Shares	(6,353,296)	—
Institutional Shares	(754,454)	—
Retail Shares	(179,837)	—
Total distributions	(40,654,469)	(33,454,338)
Capital share transactions:
CRA Shares
Shares sold	192,623,945	167,406,897
Shares reinvested	13,670,619	11,241,003
Shares redeemed	(46,408,635)	(39,096,518)
	159,885,929	139,551,382
Institutional Shares
Shares sold	67,786,426	51,203,267
Shares reinvested	3,983,033	2,482,432
Shares redeemed	(13,920,127)	(6,294,796)
	57,849,332	47,390,903
Retail Shares
Shares sold	19,352,887	10,491,340
Shares reinvested	887,407	724,375
Shares redeemed	(15,738,538)	(3,973,069)
	4,501,756	7,242,646
Increase in net assets from capital share transactions	222,237,017	194,184,931
Increase in net assets	255,369,198	198,880,576
Net Assets:
Beginning of year	1,086,596,851	887,716,275
End of year	$1,341,966,049	$1,086,596,851
Undistributed (distributions in excess of) net investment income	$7	$(8)

The accompanying notes are an integral part of the financial statements.

25

Statements of Changes in Net Assets (Continued)

	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011

Share Transactions:
CRA Shares
Shares sold	17,313,188	15,340,951
Shares reinvested	1,232,784	1,034,374
Shares redeemed	(4,208,966)	(3,585,660)
Increase in shares	14,337,006	12,789,665
CRA Shares outstanding at beginning of year	87,992,642	75,202,977
CRA Shares at end of year	102,329,648	87,992,642
Institutional Shares
Shares sold	6,119,596	4,724,460
Shares reinvested	359,432	228,905
Shares redeemed	(1,255,187)	(583,439)
Increase in shares	5,223,841	4,369,926
Institutional Shares outstanding at beginning of year	8,965,161	4,595,235
Institutional Shares at end of year	14,189,002	8,965,161
Retail Shares
Shares sold	1,745,737	965,449
Shares reinvested	80,167	66,750
Shares redeemed	(1,417,851)	(367,056)
Increase in shares	408,053	665,143
Retail Shares outstanding at beginning of year	2,636,870	1,971,727
Retail Shares at end of year	3,044,923	2,636,870

The accompanying notes are an integral part of the financial statements.

26	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Year	$10.91	$10.86	$10.63	$10.41	$10.34
Investment Operations:
Net investment income(a)	0.29	0.34	0.40	0.43	0.45
Net realized and unrealized gain on investments(a)	0.41	0.06	0.23	0.22	0.08
Total from investment operations	0.70	0.40	0.63	0.65	0.53
Distributions from:
Net investment income	(0.31)	(0.35)	(0.40)	(0.43)	(0.46)
Net capital gains	(0.07)	—	—	—	—
Total distributions	(0.38)	(0.35)	(0.40)	(0.43)	(0.46)
Net Asset Value, End of Year	$11.23	$10.91	$10.86	$10.63	$10.41
Total Return	6.51%	3.79%	6.01%	6.43%	5.14%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$1,148,680	$960,112	$816,486	$788,455	$721,325
Ratio of expenses to average net assets
Before fee waiver	0.94%	0.95%	0.95%	0.95%	0.98%
After fee waiver	0.94%	0.95%	0.95%	0.95%	0.98%
Ratio of net investment income to average net assets	2.63%	3.16%	3.70%	4.12%	4.32%
Portfolio turnover rate	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

27

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Year	$10.90	$10.85	$10.62	$10.40	$10.33
Investment Operations:
Net investment income(a)	0.34	0.39	0.45	0.48	0.49
Net realized and unrealized gain on investments(a)	0.41	0.06	0.23	0.22	0.07
Total from investment operations	0.75	0.45	0.68	0.70	0.56
Distributions from:
Net investment income	(0.36)	(0.40)	(0.45)	(0.48)	(0.49)
Net capital gains	(0.07)	—	—	—	—
Total distributions	(0.43)	(0.40)	(0.45)	(0.48)	(0.49)
Net Asset Value, End of Year	$11.22	$10.90	$10.85	$10.62	$10.40
Total Return	6.99%	4.25%	6.49%	6.92%	5.52%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$159,159	$97,757	$49,854	$31,266	$11,888
Ratio of expenses to average net assets
Before fee waiver	0.49%	0.51%	0.50%	0.50%	0.62%
After fee waiver	0.49%	0.51%	0.50%	0.49%	0.62%
Ratio of net investment income to average net assets	3.07%	3.60%	4.14%	4.56%	4.68%
Portfolio turnover rate	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

28	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Retail Shares
	For the Fiscal Year Ended May 31, 2012	For the Fiscal Year Ended May 31, 2011	For the Fiscal Year Ended May 31, 2010	For the Fiscal Year Ended May 31, 2009	For the Fiscal Year Ended May 31, 2008
Net Asset Value, Beginning of Year	$10.89	$10.84	$10.62	$10.40	$10.33
Investment Operations:
Net investment income(a)	0.30	0.35	0.41	0.44	0.45
Net realized and unrealized gain on investments(a)	0.41	0.07	0.22	0.23	0.08
Total from investment operations	0.71	0.42	0.63	0.67	0.53
Distributions from:
Net investment income	(0.32)	(0.37)	(0.41)	(0.45)	(0.46)
Net capital gains	(0.07)	—	—	—	—
Total distributions	(0.39)	(0.37)	(0.41)	(0.45)	(0.46)
Net Asset Value, End of Year	$11.21	$10.89	$10.84	$10.62	$10.40
Total Return	6.62%	3.90%	6.04%	6.56%	5.16%
Ratios/Supplemental Data
Net assets, end of year (in 000's)	$34,128	$28,729	$21,376	$9,545	$1,088
Ratio of expenses to average net assets
Before fee waiver	0.84%	0.85%	0.85%	0.85%	0.97%
After fee waiver	0.84%	0.85%	0.85%	0.84%	0.97%
Ratio of net investment income to average net assets	2.73%	3.26%	3.79%	4.20%	4.33%
Portfolio turnover rate	32%	40%	31%	26%	34%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

29

Notes to Financial Statements May 31, 2012

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the “Fund”) was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company. The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair value. At May 31, 2012 the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $44,614,135.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

30	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

•	Dealer prices for similar assets in active markets

•	Quoted prices for identical or similar assets in non-active markets

•	Inputs other than quoted prices that are observable

•	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

•	Matrix pricing

•	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2012.

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$7,055,162	$—		$7,055,162
U.S. Government & Agency Obligations	—	1,043,095,974	44,285,954		1,087,381,928
Municipal Bonds	—	248,684,031	—		248,684,031
Miscellaneous Investments	—	3,924,012	328,181		4,252,193
Certificates of Deposit	—	1,500,000	—		1,500,000
Short-Term Investment	38,470,899	—	—		38,470,899
Total Investments in Securities	$38,470,899	$1,304,259,179	$44,614,135	*	$1,387,344,213

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures approved by the Board of Trustees. Refer to the Schedule of Investments for details.

31

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2011	$42,377,825
Accrued discounts/premiums	(6,325)
Realized gain/(loss)	(7,854)
Change in appreciation/(depreciation)	856,112
Purchases	2,683,452
Sales	(1,617,256)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2012	$44,285,954
Change in unrealized gains included in earnings related to securities still held at reporting date	$932,331

Investments in Miscellaneous Investments
Beginning Balance as of June 1, 2011	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	328,181
Transfers out of Level 3	—
Ending balance as of May 31, 2012	$328,181
Change in unrealized gains included in earnings related to securities still held at reporting date	$—

For the year ended May 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended May 31, 2012, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value. The transfer into Level 3 was comprised of one security. Transfers between levels are recognized at period end.

For year ended May 31, 2012, there have been no significant changes to the Fund’s fair value methodologies.

32	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

33

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

34	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2012 were as follows:

	Shares	Amount
CRA Shares
Shares sold	17,313,188	$192,623,945
Shares reinvested	1,232,784	13,670,619
Shares redeemed	(4,208,966)	(46,408,635)
Net Increase	14,337,006	$159,885,929
Institutional Shares
Shares sold	6,119,596	$67,786,426
Shares reinvested	359,432	3,983,033
Shares redeemed	(1,255,187)	(13,920,127)
Net Increase	5,223,841	$57,849,332
Retail Shares
Shares sold	1,745,737	$19,352,887
Shares reinvested	80,167	887,407
Shares redeemed	(1,417,851)	(15,738,538)
Net Increase	408,053	$4,501,756

Transactions in shares of the Fund for the fiscal year ended May 31, 2011 were as follows:

	Shares	Amount
CRA Shares
Shares sold	15,340,951	$167,406,897
Shares reinvested	1,034,374	11,241,003
Shares redeemed	(3,585,660)	(39,096,518)
Net Increase	12,789,665	$139,551,382
Institutional Shares
Shares sold	4,724,460	$51,203,267
Shares reinvested	228,905	2,482,432
Shares redeemed	(583,439)	(6,294,796)
Net Increase	4,369,926	$47,390,903
Retail Shares
Shares sold	965,449	$10,491,340
Shares reinvested	66,750	724,375
Shares redeemed	(367,056)	(3,973,069)
Net Increase	665,143	$7,242,646

35

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2012, were as follows:

Purchases:
U.S. Government	$453,326,774
Other	82,998,602
Sales and Maturities:
U.S. Government	$319,917,636
Other	34,781,298

At May 31, 2012, the cost of securities for income tax purposes and the gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Cost of Investments	$1,330,832,556
Gross unrealized appreciation	57,115,960
Gross unrealized depreciation	(604,303)
Net appreciation on investments	$56,511,657

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the year ended May 31, 2012, the Advisor was entitled to receive advisory fees of $3,513,002.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Fund. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the year ended May 31, 2012, the Advisor was entitled to receive fees of $2,031,024 pursuant to the Special Administrative Services Agreement.

36	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The Fund has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the year ended May 31, 2012, the Fund incurred distribution expenses of $2,538,760 and $74,830 with respect to CRA Shares and Retail Shares, respectively.

The Fund has adopted a Services Plan with respect to its Retail Shares. Pursuant to the Services Plan, the Fund enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2012. For the year ended May 31, 2012, the Fund incurred expenses under the Services Plan of $29,932.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2012 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the year ended May 31, 2012.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

37

Accordingly, the following permanent differences as of May 31, 2012, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$2,032,210	$(2,032,210)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2012	Fiscal Year Ended May 31, 2011
Distributions declared from:
Ordinary income	$33,933,801	$33,454,338
Long-term capital gain	6,720,668	—
Total Distributions	$40,654,469	$33,454,338

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,804,733
Undistributed long-term capital gain	3,164,929
Other temporary differences	(1,568,540)
Unrealized Appreciation, net	56,511,657
Distributable earnings, net	$59,912,779

Under the recently enacted Regulated Investment Company Modernization Act of 2010, funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2012, the Fund did not have any capital loss carryforwards outstanding.

38	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Note 6 – CONCENTRATION/RISK

The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued ASU No. 2011-11, a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments in this update require an entity to disclose information about offsetting of assets and liabilities and facilitate comparison between U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2012, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

New York, New York
July 26, 2012

40	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposed of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2012:

Long-term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying Dividend Income(4)	Qualifying for Corporate Dividends Received Deduction (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
16.52%	83.48%	100.00%	0.00%	0.00%	0.00%	98.27%	100.00%

(1)
The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of “Ordinary Income Distributions” that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2011.

(2)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(3)
“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law. The provision of the IRC will be expiring for years beginning after December 31, 2011.

(5)
The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the IRC will be expiring for years beginning after December 31, 2011.

41

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

42	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
INDEPENDENT TRUSTEES
John E. Taylor Age 62	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	1	None
Burton Emmer Age 75	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	1	None
Heinz Riehl Age 76	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to present.	1	None
Irvin M. Henderson Age 56	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	1	None
Robert O. Lehrman Age 77	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	1	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 72	President	1/29/04	Chief Executive Officer, Community Capital Management, Inc. since January 2004.	N/A	N/A
Barbara R. VanScoy c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 44	Executive Vice President	1/29/11	Co-Founder and Senior Portfolio Manager, Community Capital Management, Inc. since November 1998	N/A	N/A
Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 40	Vice President	10/22/10	Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.	N/A	N/A

43

Name, Address and Age1	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee4
OFFICERS (Continued)
Michelle V. Rogers c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 39	Vice President	1/29/11
Executive Vice President and Senior Portfolio Manager, Community Capital Management, Inc. since December 2010; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since October 2003.
				N/A	N/A
Joseph H. Hastings, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 62	Treasurer and Chief Compliance Officer	5/1/06
Chief Financial Officer of Community Capital Management, Inc. since May 2006; Chief Compliance Officer of Community Capital Management Inc. from January 2007 to January 2010; Chief Compliance Officer of the Trust, January 2007 through July 2009.
				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 44	Chief Compliance Officer	12/18/09
President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC since 2009; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal and Contract, Brandywine Global Investment Management, LLC from 2004 to 2007.
				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 52	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2
Each Trustee holds office until he resigns, is removed or dies. The officers shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

44	THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 26-27, 2012, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor for an additional one-year period. The Advisor reviewed, and answered Trustees’ questions about, the written materials that the Advisor had provided relating to contract renewal, including a letter from the Advisor responding to specific contract renewal questions. Among other things, those materials covered:  (i) the nature, extent and quality of the Advisor’s services provided to the Trust; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Trust; (vi) the Trust’s performance, advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability analysis; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them relating to contract renewal, including the matters covered at the April 11, 2012 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to contract renewal. In connection with such renewal, counsel to the Trust reviewed his firm’s memorandum to the Board about the legal principles applicable to the Board’s consideration of the approval of the Advisory Agreement, including without limitation, the Board’s responsibilities under Federal and state law. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions:  (i) the Advisor had the capabilities, resources and personnel necessary to manage the Trust; (ii) based on the services that the Advisor would provide to the Trust under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Trust and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses and resulting profitability in providing advisory services to the Trust were reasonable; and (v) breakpoints were currently not relevant to the Trust given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Trust to continue the Advisory Agreement with the Advisor for an additional one-year period.

Administrator and Transfer Agent:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank, National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

Board of Trustees:
John E. Taylor, Chairman of the
Board of Trustees
Burton Emmer, Trustee
Heinz Riehl, Trustee
Irvin M. Henderson, Trustee
Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331
954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.	Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $74,000 and $72,000 for fiscal years ended May 31, 2012 and 2011, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $5,285 and $4,760 for the fiscal years ended May 31, 2012 and 2011, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $3,600 and $3,600 for the fiscal years ended May 31, 2012 and 2011, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2012 and 2011, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2012 and May 31, 2011 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number    0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)*	/s/ David K Downes
David K. Downes, President/Principal Executive Officer

Date: August 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K Downes
David K. Downes, President/Principal Executive Officer

Date: August 3, 2012

By (Signature and Title)*	/s/ Joseph H. Hastings
Joseph H. Hastings, Treasurer/Principal Financial Officer

Date: August 3, 2012

*	Print the name and title of each signing officer under his or her signature.